Segment Information - Summary of Reconciliation of Income to CCS Earnings (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Reconciliation Of Ccs Earnings To Income [Line Items]
Income/(loss) attributable to Royal Dutch Shell plc shareholders		$ (18,131)	$ (24)	$ 2,998	$ (18,155)	$ 8,999
Income/(loss) attributable to non-controlling interest		30	1	164	31	320
Income/(loss) for the period	[1]	(18,101)	(23)	3,162	(18,124)	9,319
CCS Earnings
Current cost of supplies adjustment:
Purchases		(432)	3,774	30	3,342	(955)
Taxation		98	(916)	1	(819)	237
Share of profit/(loss) of joint ventures and associates		92	19	(16)	111	0
Current cost of supplies adjustment		(242)	2,876	15	2,634	(719)
of which:
Attributable to Royal Dutch Shell plc shareholders		(246)	2,780	27	2,535	(681)
Attributable to non-controlling interest		4	96	(12)	100	(38)
CCS earnings		(18,343)	2,854	3,177	(15,490)	8,601
of which:
CCS earnings attributable to Royal Dutch Shell plc shareholders		(18,377)	2,756	3,025	(15,620)	8,318
CCS earnings attributable to non-controlling interest		$ 34	$ 97	$ 152	$ 131	$ 282

[1]	See Note 2 “Segment information”.